SELECTED STATEMENTS OF INCOME DATA (Schedule of Net Earnings Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement Related Disclosures [Abstract]
Net income from continuing operations available to ordinary shareholders	$ 159,338	$ 143,291	$ 123,069
Net income from discontinued operations available to ordinary shareholders			(6,149)
Net income to ordinary shareholders	$ 159,338	$ 143,291	$ 116,920
Denominator for basic net earnings per share - Weighted average number of shares	61,387	60,444	59,667
Effect of dilutive securities: Add - employee stock options and RSU	1,785	1,675	1,368
Warrants issued in the exchangeable notes transaction	137
Denominator for diluted net earnings per share - adjusted weighted average shares	63,309	62,119	61,035